OTHER GAINS / (LOSSES)—NET (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Analysis of income and expense [abstract]
Realized (losses) / gains on derivatives	€ (32)	€ (14)	€ (44)	€ (28)
Losses reclassified from OCI as a result of hedge accounting discontinuation	(5)	0	(5)	0
Unrealized gains / (losses) on derivatives at fair value through profit and loss—net	43	(14)	(10)	17
Unrealized exchange gains / (losses) from the remeasurement of monetary assets and liabilities – net	1	(1)	(1)	0
Gains on pension plan amendments	(2)	0	(2)	0	€ 0
(Losses) / gains on disposals	0	(1)	0	(2)
Other	0	0	(1)	(1)
Total other gains / (losses) - net	€ 5	€ (30)	€ (63)	€ (14)